Performance Management	May 01, 2026
CHAMPLAIN SMALL COMPANY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Advisor Shares’ performance from year to year for the past 10 years and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.cipvt.com or by calling 1.866.773.3238.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Advisor Shares’ performance from year to year for the past 10 years and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.
Bar Chart Closing [Text Block]

BEST QUARTER 12/31/2020	26.45%
WORST QUARTER 3/31/2020	(24.45)%

The performance information shown above is based on a calendar year. The Fund’s Advisor Shares’ performance from 1/1/26 to 3/31/26 was (8.01)%.

Performance Table Heading	Average Annual Total Returns for Periods Ended 12.31.25
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Advisor Shares. After-tax returns for Institutional Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of shares.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Advisor Shares. After-tax returns for Institutional Shares will vary.
Performance Availability Website Address [Text]	www.cipvt.com
Performance Availability Phone [Text]	1.866.773.3238
CHAMPLAIN SMALL COMPANY FUND | Advisor Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s Advisor Shares’ performance from 1/1/26 to 3/31/26 was (8.01)%.
Bar Chart, Year to Date Return	(8.01%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	26.45%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(24.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
CHAMPLAIN MID CAP FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Advisor Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.cipvt.com or by calling 1.866.773.3238.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Advisor Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance and a more narrowly based index withcharacteristics relevant to the Fund’s investment strategies.
Bar Chart Closing [Text Block]

BEST QUARTER 6/30/2020	26.33%
WORST QUARTER 6/30/2022	(19.57)%

The performance information shown above is based on a calendar year. The Fund’s Advisor Shares’ performance from 1/1/26 to 3/31/26 was (9.22)%.

Performance Table Heading	Average Annual Total Returns for Periods Ended 12.31.25
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor Shares. After-tax returns for Institutional Shares will vary.

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of shares.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of shares.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Advisor Shares. After-tax returns for Institutional Shares will vary.
Performance Availability Website Address [Text]	www.cipvt.com
Performance Availability Phone [Text]	1.866.773.3238
CHAMPLAIN MID CAP FUND | Advisor Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s Advisor Shares’ performance from 1/1/26 to 3/31/26 was (9.22)%.
Bar Chart, Year to Date Return	(9.22%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	26.33%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(19.57%)
Lowest Quarterly Return, Date	Jun. 30, 2022
CHAMPLAIN STRATEGIC FOCUS FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.cipvt.com or by calling 1.866.773.3238.

Advisor Shares had not commenced operations as of the date of this prospectus. Therefore, performance information for Advisor Shares is not presented. Advisor Shares would have substantially similar performance as Institutional Shares because the shares are invested in the same portfolio of securities and the returns would generally differ only to the extent that expenses of Advisor Shares are higher than the expenses of Institutional Shares, in which case the returns for Advisor Shares would be lower than those of Institutional Shares.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.
Bar Chart Closing [Text Block]

BEST QUARTER 6/30/2025	14.67%
WORST QUARTER 3/31/2025	(7.57)%

The performance information shown above is based on a calendar year. The Fund’s Institutional Shares’ performance from 1/1/26 to 3/31/26 was (9.70)%.

Performance Table Heading	Average Annual Total Returns for Periods Ended 12.31.25
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad-based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Institutional Shares. After-tax returns for Advisor Shares will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Institutional Shares. After-tax returns for Advisor Shares will vary.
Performance Availability Website Address [Text]	www.cipvt.com
Performance Availability Phone [Text]	1.866.773.3238
CHAMPLAIN STRATEGIC FOCUS FUND | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s Institutional Shares’ performance from 1/1/26 to
Bar Chart, Year to Date Return	(9.70%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	14.67%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(7.57%)
Lowest Quarterly Return, Date	Mar. 31, 2025
VONTOBEL INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund acquired substantially all of the assets of another investment vehicle (the “Predecessor Fund”) on April 22, 2024 (the “Transaction Date”) in exchange for Institutional Shares of the Fund, and the Fund commenced operations on such date. Accordingly, the performance shown in the bar chart and performance table below prior to the Transaction Date is the performance of the Predecessor Fund. The Predecessor Fund was managed by the Adviser using investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of the Fund. However, the Predecessor Fund was not a registered mutual fund, and therefore was not subject to the same investment and tax restrictions as the Fund. If the Predecessor Fund operated as a registered mutual fund, the Predecessor Fund’s performance may have been lower.

The Predecessor Fund’s fees and expenses were higher than the net fees and expenses of the Fund’s Institutional Shares and lower than the net fees and expenses of the Fund’s A Shares and Y Shares. Accordingly, the performance in the bar chart and performance table for the Fund’s Institutional Shares prior to the Transaction Date is the Predecessor Fund’s performance that has not been adjusted to reflect the fees and expenses of the Fund’s Institutional Shares. The performance in the performance table for the Fund’s Class A Shares and Class Y Shares prior to the Transaction Date is the Predecessor Fund’s performance adjusted to reflect the net fees and expenses of the Fund’s Class A Shares and Class Y Shares, respectively.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Predecessor Fund and the Fund, as applicable, from year to year, and by showing how average annual total returns of the Predecessor Fund and Fund, as applicable, for 1 year, 5 years, and 10 years compare with a broad measure of market performance. Of course, the Predecessor Fund’s and the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling 877-734-6278.

Performance Past Does Not Indicate Future [Text]	Of course, the Predecessor Fund’s and the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Predecessor Fund and the Fund, as applicable, from year to year, and by showing how average annual total returns of the Predecessor Fund and Fund, as applicable, for 1 year, 5 years, and 10 years compare with a broad measure of market performance.
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
16.85%	(18.98)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. The Fund’s performance from January 1, 2026 to March 31, 2026 was (4.01)%

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the average annual total returns of the Predecessor Fund for the periods ended December 31, 2025 to those of the MSCI AC World Index ex USA Index.

Returns after taxes on distributions are not shown for periods prior to the Fund’s registration as a mutual fund because the Predecessor Fund was not required to make distributions to its investors; the Fund expects to make sufficient distributions to qualify and be eligible for treatment as a regulated investment company for tax purposes.

Performance Availability Phone [Text]	877-734-6278
VONTOBEL INTERNATIONAL EQUITY FUND | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s performance from January 1, 2026
Bar Chart, Year to Date Return	(4.01%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	16.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(18.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Vontobel Global Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Y Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling 877-734-6278.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Y Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.
Bar Chart Closing [Text Block]
BEST QUARTER	WORST QUARTER
9.61%	(2.11)%
6/30/2025	12/31/2025

The performance information shown above is based on a calendar year. The Fund’s performance from January 1, 2026 to March 31, 2026 was (4.78)%

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to those of an appropriate broad based index and a more narrowly based index with characteristics relevant to the Fund’s investment strategies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Phone [Text]	877-734-6278
Vontobel Global Equity Fund | Y Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s performance from January 1, 2026
Bar Chart, Year to Date Return	(4.78%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	9.61%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(2.11%)
Lowest Quarterly Return, Date	Dec. 31, 2025
Vontobel U.S. Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Y Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 877-734-6278.

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the Vontobel U.S. Equity Institutional Fund, the Fund’s predecessor fund (the “Predecessor Fund”) (the “Reorganization”). After being approved by shareholders of the Predecessor Fund, the Reorganization occurred on October 18, 2024. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Fund. The Predecessor Fund’s returns in the bar chart and table have not been adjusted to reflect the Fund’s expenses. If the Predecessor Fund’s performance information had been adjusted to reflect the Fund’s expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the Predecessor Fund for that period.

Institutional Shares of the Fund do not have performance history for a full calendar year. Consequently, the bar chart shows the performance of the Fund’s Y Shares and the performance table compares the average annual total returns of the Fund’s A Shares and Y Shares to those of a broad measure of market performance. Institutional Shares would have substantially similar performance as A Shares and Y Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of A Shares are higher than the expenses of Y Shares, and therefore, returns for the A Shares would be lower than those of the Y Shares, and the expenses of Institutional Shares are lower than the expenses of Y Shares, and therefore, returns for the Institutional Shares would be higher than those of the Y Shares.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Y Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	Institutional Shares of the Fund do not have performance history for a full calendar year.
Bar Chart Closing [Text Block]

BEST QUARTER	WORST QUARTER
18.04%	(18.54)%
6/30/2020	3/31/2020

The performance information shown above is based on a calendar year. The Fund’s performance from January 1, 2026 to March 31, 2026 was (9.70)%.

Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the average annual total returns of the Fund’s A Shares and Y Shares for the periods ended December 31, 2025 to those of the S&P 500 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Phone [Text]	877-734-6278
Vontobel U.S. Equity Fund | Y Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s performance from January 1, 2026 to March 31, 2026
Bar Chart, Year to Date Return	(9.70%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	BEST QUARTER
Highest Quarterly Return	18.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	WORST QUARTER
Lowest Quarterly Return	(18.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Vontobel International Equity Active ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available online at https://am.vontobel.com/en/strategies/exchange-traded-funds or by calling toll-free at 877-734-6278.

Performance Past Does Not Indicate Future [Text]	Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	https://am.vontobel.com/en/strategies/exchange-traded-funds
Performance Availability Phone [Text]	877-734-6278